Material Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes, Share-Based Payments Arrangements (Details) $ in Millions		12 Months Ended
	Dec. 31, 2025 MXN ($) agreement	Dec. 31, 2025 USD ($) age		Dec. 31, 2025 MXN ($) agreement age	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of significant accounting policies [line items]
Intangible assets renewable term		10 years		10 years
Impairment of long-lived assets	$ 0	$ 0	[1]	$ 0	$ 2,801,000,000	$ 1,248,000,000
Number of years of service for retirement benefits		10 years		10 years
Benefit payment, number of days wages		12 days		12 days
Years of service for seniority retirement benefits		15 years		15 years
Current contract liabilities | $	$ 526,000,000			$ 526,000,000	$ 418,000,000
Income tax rate		30.00%		30.00%	30.00%	30.00%
Percentage of share options granted in share based payment arrangement		33.00%		33.00%
Share based payment arrangement, vesting period		3 years		3 years
Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements	4			4
Impairment of long-lived assets | $					$ 1,975,000,000
Minimum age for retirement benefits | age		60		60
Income tax rate		30.00%		30.00%	30.00%	30.00%
Brazil
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		34.00%		34.00%	34.00%	34.00%
Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements	3			3
Number of bottling agreements, after renewal	2			2
Income tax rate		25.00%		25.00%	25.00%	25.00%
Argentina
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		35.00%		35.00%	35.00%	35.00%
Colombia
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		35.00%		35.00%	35.00%	35.00%
Panama
Disclosure of significant accounting policies [line items]
Income tax rate		25.00%		25.00%	25.00%	25.00%
Costa Rica
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		30.00%		30.00%	30.00%	30.00%
Nicaragua
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		30.00%		30.00%	30.00%	30.00%
Uruguay
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Income tax rate		25.00%		25.00%	25.00%	25.00%
Venezuela
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Bottom of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms	0 days			0 days
Bottom of range | Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Bottom of range | Panama
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1			1
Top of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms	90 days			90 days
Customer-related intangible assets | Bottom of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years		10 years
Customer-related intangible assets | Top of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill		12 years		12 years
Information technology and management system costs | Bottom of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill		3 years		3 years
Information technology and management system costs | Top of range
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill		11 years		11 years
Long-term alcohol licenses
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill		12 years		12 years

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4